RELATED PARTY TRANSACTIONS (Details)-Q	1 Months Ended
	May 31, 2015 USD ($) a mi	Jun. 30, 2016 a
Related Party Transactions
Gross Acres		9,877
Providence Energy Operators, LLC
Related Party Transactions
Line of credit borrowing capacity | $	$ 5,000,000
Related Party Transaction, Ownership Percentage	13.70%
Providence Energy Operators, LLC | Participation Agreement | Adams County, Colorado
Related Party Transactions
Participation Agreement acquisition interest in any oil and gas development acres in area of mutual interest	50.00%
Gross Acres	23,100
Additional border area around AMI (in miles) | mi	1